Organization and Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Incorporation date	Mar. 28, 2019
Net Loss	$ 10,471,889	$ 17,505,765
Net cash used in operating	6,643,397	11,599,581
Accumulated Deficit	45,317,050	34,845,161
Stockholders equity	1,906,206	$ (5,785,447)	$ (21,868,446)
Working capital deficit	5,210,669
Cash on hand	$ 226,985